CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Series C Preferred Shares CNY (¥)	Ordinary shares CNY (¥) shares	Ordinary shares Series A Preferred Shares CNY (¥) shares	Ordinary shares Series B Preferred Shares CNY (¥) shares	Ordinary shares Series C Preferred Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital Series A Preferred Shares CNY (¥)	Additional paid-in capital Series B Preferred Shares CNY (¥)	Additional paid-in capital Series C Preferred Shares CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Non-Controlling Interest CNY (¥)
Balance at Dec. 31, 2014	¥ (111,464)													¥ 478		¥ (111,942)
Balance, Shares at Dec. 31, 2014 | shares						665,000,000
Accretions to preferred shares redemption value	(108,792)															(108,792)
Foreign currency translation adjustment, net of nil tax	(24,997)													(24,997)
Net profit (loss)	(72,140)															(72,140)
Balance at Dec. 31, 2015	(317,393)													(24,519)		(292,874)
Balance, Shares at Dec. 31, 2015 | shares						665,000,000
Accretions to preferred shares redemption value	(562,022)															(562,022)
Foreign currency translation adjustment, net of nil tax	(60,498)													(60,498)
Net profit (loss)	501,490															501,490
Appropriation to statutory reserve															¥ 15,662	(15,662)
Balance at Dec. 31, 2016	(438,423)													(85,017)	15,662	(369,068)
Balance, Shares at Dec. 31, 2016 | shares						665,000,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and Concurrent Private Placement (“CPP”), net of expense	1,677,222					¥ 51				¥ 1,677,171
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, Shares | shares						104,230,769
Accretions to preferred shares redemption value	(3,073,471)															(3,073,471)
Conversion of preferred shares to ordinary shares			¥ 1,563,908	¥ 1,212,295	¥ 1,391,567		¥ 19	¥ 14	¥ 16		¥ 1,563,889	¥ 1,212,281	¥ 1,391,551
Conversion of preferred shares to ordinary shares, Shares | shares							285,000,000	214,285,700	234,554,700
Share-based compensation	65,324									65,324
Cancellation of Share-based compensation plan of a subsidiary	40,828									40,828
Foreign currency translation adjustment, net of nil tax	99,934	$ 15,360												99,934
Net profit (loss)	1,082,907	166,440														1,082,983	¥ (76)
Business Combination	60,097																60,097
Appropriation to statutory reserve															39,428	(39,428)
Balance at Dec. 31, 2017	¥ 3,682,188	$ 565,944				¥ 100				¥ 5,951,044				¥ 14,917	¥ 55,090	¥ (2,398,984)	¥ 60,021
Balance, Shares at Dec. 31, 2017 | shares						1,503,071,169